INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8.INTANGIBLE ASSETS, NET

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Customer relationships	10,449	10,449	1,472
Software	106,071	183,526	25,849
Capitalized internal use software in progress	44,423	1,381	194
	160,943	195,356	27,515
Less: accumulated amortization	(85,390)	(102,183)	(14,392)
	75,553	93,173	13,123

Amortization expense of intangible assets was RMB8,033, RMB12,569 and RMB16,793 (US$2,365) for the years ended December 31, 2021, 2022 and 2023, respectively. Estimated amortization expense relating to the existing intangible assets with finite lives for each of the next five years is as follows:

	RMB	US$
2024	26,517	3,735
2025	20,317	2,862
2026	20,284	2,856
2027	15,436	2,174
2028	10,619	1,496
	93,173	13,123

No impairment losses were recognized for the years ended December 31, 2021, 2022 and 2023, respectively.